COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Asset retirement obligation liabilities	$ 6.6	$ 5.6
Accretion expense	0.0	0.0
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, net	0.5	0.5
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 0.2	$ 0.4